Third Quarter Report
February 28, 2023 (Unaudited)
Columbia Multi Strategy Alternatives Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Consolidated Portfolio of Investments
Columbia Multi Strategy Alternatives Fund, February 28, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 5.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Subordinated Series 2023-1PL Class B
03/18/2030	6.800%	3,000,000	2,999,362
Subordinated Series 2023-1PL Class C
03/18/2030	7.420%	200,000	199,655
Affirm Asset Securitization Trust(a)
Series 2023-A Class A
01/18/2028	6.610%	2,700,000	2,709,821
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class DR
3-month USD LIBOR + 6.870% Floor 6.870% 04/15/2034	11.662%	1,500,000	1,329,214
Bain Capital Credit CLO Ltd.(a),(b)
Series 2020-4A Class E
3-month USD LIBOR + 7.950% Floor 7.950% 10/20/2033	12.758%	400,000	391,988
Carlyle US CLO Ltd.(a),(b)
Series 2016-4A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/20/2027	6.258%	3,100,000	3,050,735
Consumer Loan Underlying Bond Credit Trust(a),(c),(d)
Subordinated Series 2018-P1 Class CERT
07/15/2025	0.000%	100,000	310,000
Subordinated Series 2018-P2 Class CERT
10/15/2025	0.000%	100,000	535,000
Exeter Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class E
07/17/2028	2.900%	900,000	793,865
Freed ABS Trust(a)
Subordinated Series 2021-1CP Class C
03/20/2028	2.830%	700,000	693,357
LendingClub Receivables Trust(a),(c),(d)
Series 2020-2 Class R
02/15/2046	0.000%	85,000	191,250
LendingPoint Asset Securitization Trust(a),(d),(e)
Subordinated Series 2021-1 Class C
04/15/2027	4.935%	993,621	979,338
Subordinated Series 2021-1 Class D
04/15/2027	7.226%	1,000,000	933,750
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2021-A Class C
12/15/2028	2.750%	2,000,000	1,906,479
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	1,108,982	1,072,620
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LP LMS Asset Securitization Trust(a)
Series 2021-2A Class A
01/15/2029	1.750%	417,167	404,245
LP LMS Asset Securitization Trust(a),(d),(e)
Subordinated Series 2021-2A Class B
01/15/2029	2.330%	500,000	457,188
Madison Park Funding XLVII Ltd.(a),(b)
Series 2020-47A Class E
3-month USD LIBOR + 7.460% Floor 7.460% 01/19/2034	12.258%	500,000	474,313
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month USD LIBOR + 1.750% 10/20/2029	6.651%	7,000,000	6,901,720
Marlette Funding Trust(a)
Series 2021-1A Class D
06/16/2031	2.470%	100,000	91,657
Netcredit Combined Receivables LLC(a),(d),(e),(f)
Series 2023-A Class A
12/20/2027	7.780%	1,300,000	1,286,896
Octagon Investment Partners 47 Ltd.(a),(b)
Series 2020-1A Class ER
3-month USD LIBOR + 6.250% Floor 6.250% 07/20/2034	11.058%	750,000	663,097
Pagaya AI Debt Selection Trust(a),(d)
Series 2020-2 Class NOTE
12/15/2027	7.500%	72,912	72,183
Pagaya AI Debt Selection Trust(a),(c),(d),(e)
Series 2020-3 Class CERT
05/17/2027	0.000%	3,200,000	387,200
Series 2021-1 Class CERT
11/15/2027	0.000%	696,200	6,823
Subordinated Series 2021-5 Class
08/15/2029	0.000%	865,000	76,120
Pagaya AI Debt Selection Trust(a)
Series 2021-2 Class NOTE
01/25/2029	3.000%	393,019	367,013
Series 2021-5 Class A
08/15/2029	1.530%	185,545	180,669
Pagaya AI Debt Trust(a)
Series 2023-1 Class A
07/15/2030	7.556%	1,050,000	1,051,942
Subordinated Series 2023-1 Class B
07/15/2030	9.435%	2,850,000	2,840,197
2	Columbia Multi Strategy Alternatives Fund | Third Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PAGAYA AI Debt Trust(a)
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	799,925	792,493
Palmer Square Loan Funding Ltd.(a),(b)
Series 2020-4A Class D
3-month USD LIBOR + 7.050% Floor 7.050% 11/25/2028	12.008%	1,000,000	933,936
Prosper Pass-Through Trust(a),(d)
Series 2019-ST2 Class A
11/15/2025	3.750%	57,593	57,593
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	703,495	617,419
RR 16 Ltd.(a),(b)
Series 2021-16A Class D
3-month USD LIBOR + 6.250% Floor 6.250% 07/15/2036	11.042%	1,000,000	892,630
Theorem Funding Trust(a)
Series 2020-1A Class C
10/15/2026	6.250%	1,394,380	1,393,336
Subordinated Series 2021-1A Class B
12/15/2027	1.840%	1,000,000	936,015
Upstart Pass-Through Trust(a)
Series 2021-ST1 Class A
02/20/2027	2.750%	238,932	228,012
Series 2021-ST7 Class A
09/20/2029	1.850%	179,358	173,967
Upstart Securitization Trust(a)
Subordinated Series 2023-1 Class B
02/20/2033	8.350%	1,500,000	1,471,084
US Auto Funding(a)
Subordinated Series 2021-1A Class D
03/15/2027	4.360%	1,125,000	1,024,137
Total Asset-Backed Securities — Non-Agency (Cost $46,360,652)			41,878,319

Commercial Mortgage-Backed Securities - Agency 0.1%

Government National Mortgage Association(g),(h)
Series 2019-102 Class IB
03/16/2060	0.834%	1,343,810	76,871
Series 2019-109 Class IO
04/16/2060	0.803%	2,441,121	136,127
Series 2019-131 Class IO
07/16/2061	0.802%	2,699,163	148,531
Series 2020-19 Class IO
12/16/2061	0.694%	1,749,056	92,066
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-3 Class IO
02/16/2062	0.620%	1,991,517	93,511
Total Commercial Mortgage-Backed Securities - Agency (Cost $1,446,656)			547,106

Commercial Mortgage-Backed Securities - Non-Agency 4.1%

BAMLL Commercial Mortgage Securities Trust(a),(g)
Subordinated Series 2013-WBRK Class E
03/10/2037	3.534%	500,000	320,587
BAMLL Commercial Mortgage Securities Trust(a),(b)
Subordinated Series 2018-DSNY Class D
1-month USD LIBOR + 1.700% Floor 1.700% 09/15/2034	6.288%	2,065,000	2,005,307
Subordinated Series 2019-RLJ Class C
1-month USD LIBOR + 1.600% Floor 1.600% 04/15/2036	6.188%	1,250,000	1,223,815
BBCMS Trust(a),(b)
Series 2018-BXH Class A
1-month USD LIBOR + 1.000% Floor 1.000% 10/15/2037	5.588%	207,394	202,268
BFLD Trust(a),(b)
Series 2019-DPLO Class F
1-month USD LIBOR + 2.540% Floor 2.540% 10/15/2034	7.128%	300,000	291,711
Series 2019-DPLO Class G
1-month USD LIBOR + 3.190% Floor 3.190% 10/15/2034	7.778%	1,000,000	949,725
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	5.838%	3,000,000	2,936,498
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% Floor 2.400% 06/15/2035	6.988%	1,000,000	938,637
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	1,000,000	861,441
BXP Trust(a),(g)
Subordinated Series 2021-601L Class E
01/15/2044	2.776%	1,500,000	897,705

Columbia Multi Strategy Alternatives Fund | Third Quarter Report 2023	3

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CLNY Trust(a),(b)
Subordinated Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	7.309%	900,000	839,249
Subordinated Series 2019-IKPR Class F
1-month USD LIBOR + 3.417% Floor 3.417% 11/15/2038	8.005%	1,350,000	1,249,705
Cold Storage Trust(a),(b)
Subordinated Series 2020-ICE5 Class F
1-month USD LIBOR + 3.492% Floor 3.492% 11/15/2037	8.080%	638,944	626,419
COMM Mortgage Trust(a),(g)
Subordinated Series 2020-CBM Class F
02/10/2037	3.633%	2,200,000	1,891,483
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	4,600,000	2,658,915
CSMC Trust(a),(g)
Subordinated Series 2019-UVIL Class E
12/15/2041	3.283%	600,000	423,439
Hilton USA Trust(a),(g)
Series 2016-HHV Class F
11/05/2038	4.194%	3,000,000	2,511,123
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class F
11/05/2035	6.155%	1,700,000	1,537,606
Home Partners of America Trust(a)
Series 2019-2 Class F
10/19/2039	3.866%	330,453	281,265
Morgan Stanley Capital I Trust(a),(g)
Series 2019-MEAD Class E
11/10/2036	3.177%	600,000	517,511
Progress Residential Trust(a)
Series 2020-SFR1 Class F
04/17/2037	3.431%	575,000	520,703
Subordinated Series 2019-SFR3 Class E
09/17/2036	3.369%	1,000,000	955,443
Subordinated Series 2019-SFR3 Class F
09/17/2036	3.867%	6,700,000	6,257,043
Subordinated Series 2020-SFR2 Class F
06/17/2037	6.152%	500,000	477,692
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month USD LIBOR + 0.875% Floor 0.875% 12/15/2034	5.463%	1,000,000	937,539
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $35,729,498)			32,312,829

Residential Mortgage-Backed Securities - Agency 31.1%

Fannie Mae REMICS(b),(h)
CMO Series 2017-81 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/25/2047	1.583%	2,139,974	222,238
Federal Home Loan Mortgage Corp.
05/01/2052- 08/01/2052	3.000%	8,074,895	7,180,154
Federal Home Loan Mortgage Corp.(b),(h)
CMO Series 2013-101 Class HS
-1.0 x 1-month USD LIBOR + 6.500% Cap 6.500% 10/25/2043	1.883%	738,843	80,549
CMO Series 4987 Class KS
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 06/25/2050	1.463%	1,315,454	171,456
CMO Series 4993 Class MS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2050	1.433%	1,906,955	261,554
Federal Home Loan Mortgage Corp.(h)
CMO Series 390 Class C29
06/15/2052	2.000%	19,930,622	2,532,471
Federal Home Loan Mortgage Corp. REMICS(b),(h)
CMO Series 4606 Class SL
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 12/15/2044	1.412%	3,796,081	334,432
Federal Home Loan Mortgage Corp. REMICS(h)
CMO Series 5105 Class ID
05/25/2051	3.000%	2,811,332	524,110
CMO Series 5183 Class IO
01/25/2052	3.000%	4,805,080	812,615
Federal National Mortgage Association
04/01/2052	3.500%	5,716,920	5,210,327
05/01/2052	3.000%	4,864,103	4,293,478
08/01/2052	4.000%	11,691,324	11,110,558

4	Columbia Multi Strategy Alternatives Fund | Third Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b),(h)
CMO Series 2016-53 Class AS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	1.383%	14,030,170	1,969,684
CMO Series 2020-38 Class WS
-1.0 x 1-month USD LIBOR + 5.000% Cap 5.000% 06/25/2050	0.383%	3,055,254	239,515
Federal National Mortgage Association(h)
CMO Series 2021-3 Class TI
02/25/2051	2.500%	10,736,435	1,732,402
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2021-HQA2 Class B2
30-day Average SOFR + 5.450% 12/25/2033	9.934%	800,000	653,702
Government National Mortgage Association(b),(h)
CMO Series 2019-103 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/20/2049	1.452%	2,225,946	219,115
CMO Series 2019-120 Class CS
-1.0 x 1-month USD LIBOR + 3.400% Cap 3.400% 09/20/2049	0.000%	20,276,633	221,553
CMO Series 2019-92 Class SD
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/20/2049	1.502%	2,752,959	281,793
CMO Series 2019-98 Class SB
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 08/20/2049	1.502%	8,101,378	759,422
CMO Series 2020-104 Class SA
-1.0 x 1-month USD LIBOR + 6.200% 07/20/2050	1.602%	1,430,968	148,170
CMO Series 2020-133 Class DS
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 09/20/2050	1.702%	5,707,520	592,024
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-160 Class AS
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 10/20/2050	1.702%	8,243,235	1,059,586
CMO Series 2020-78 Class SD
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 06/20/2050	1.552%	2,443,243	236,872
CMO Series 2021-117 Class HS
1-month USD LIBOR + 6.300% Cap 6.300% 07/20/2051	1.702%	2,462,475	266,266
CMO Series 2021-119 Class SC
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 07/20/2051	1.702%	3,298,250	410,485
CMO Series 2021-122 Class SB
-1.0 x 30-day Average SOFR + 2.600% Cap 2.600% 07/20/2051	0.000%	7,808,485	51,579
CMO Series 2021-122 Class SG
1-month USD LIBOR + 6.300% Cap 6.300% 07/20/2051	1.702%	3,976,504	403,906
CMO Series 2021-142 Class SL
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 08/20/2051	1.702%	5,142,213	587,107
CMO Series 2021-156 Class SA
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 09/20/2051	1.702%	3,870,836	460,300
CMO Series 2021-160 Class S
-1.0 x 30-day Average SOFR + 2.650% Cap 2.650% 09/20/2051	0.000%	6,016,994	37,633
CMO Series 2021-161 Class SL
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 09/20/2051	1.702%	3,489,762	429,541
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	0.000%	21,457,302	96,069

Columbia Multi Strategy Alternatives Fund | Third Quarter Report 2023	5

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-42 Class SD
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 11/20/2050	1.702%	3,693,548	454,319
CMO Series 2021-96 Class US
-1.0 x 30-day Average SOFR + 3.250% Cap 3.250% 06/20/2051	0.000%	3,639,894	43,274
CMO Series 2021-97 Class CS
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 06/20/2051	1.702%	3,556,329	383,490
CMO Series 2022-46 Class SE
-1.0 x 30-day Average SOFR + 3.450% Cap 3.450% 03/20/2052	0.000%	3,346,643	68,125
Government National Mortgage Association(h)
CMO Series 2020-104 Class IY
07/20/2050	3.000%	2,565,737	373,394
CMO Series 2020-129 Class GI
09/20/2050	3.000%	2,581,072	392,197
CMO Series 2020-129 Class YI
09/20/2050	2.500%	3,190,790	416,324
CMO Series 2020-138 Class JI
09/20/2050	2.500%	4,763,085	655,971
CMO Series 2020-146 Class NI
10/20/2050	2.000%	19,831,302	2,318,805
CMO Series 2020-153 Class CI
10/20/2050	2.500%	3,132,717	467,505
CMO Series 2020-164 Class CI
11/20/2050	3.000%	2,297,589	342,458
CMO Series 2020-175 Class KI
11/20/2050	2.500%	3,329,539	457,351
CMO Series 2020-191 Class UC
12/20/2050	4.000%	2,280,838	394,455
CMO Series 2021-158 Class VI
09/20/2051	3.000%	2,560,661	411,286
CMO Series 2021-160 Class CI
09/20/2051	2.500%	5,104,631	680,548
CMO Series 2021-24 Class MI
02/20/2051	3.000%	2,141,892	321,544
CMO Series 2021-25 Class GI
02/20/2051	2.500%	4,374,338	664,584
CMO Series 2021-7 Class IT
01/16/2051	3.000%	1,819,193	363,000
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association TBA(f)
03/21/2053	4.500%	30,000,000	29,087,109
Uniform Mortgage-Backed Security TBA(f)
03/13/2053	3.000%	17,000,000	14,951,035
03/13/2053	4.000%	44,000,000	41,298,125
03/13/2053	4.500%	75,000,000	72,257,812
03/13/2053	5.000%	33,000,000	32,437,969
Total Residential Mortgage-Backed Securities - Agency (Cost $257,350,701)			242,831,346

Residential Mortgage-Backed Securities - Non-Agency 16.9%

510 Asset Backed Trust(a),(g)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	757,121	703,711
Ajax Mortgage Loan Trust(a),(g)
CMO Series 2021-C Class A
01/25/2061	2.115%	303,457	283,497
Angel Oak Mortgage Trust(a),(g)
CMO Series 2021-5 Class A3
07/25/2066	1.311%	392,328	316,994
Angel Oak Mortgage Trust I LLC(a),(g)
Subordinated CMO Series 2019-2 Class B2
03/25/2049	6.286%	2,700,000	2,624,537
Arroyo Mortgage Trust(a)
CMO Series 2020-1 Class M1
03/25/2055	4.277%	1,870,000	1,617,338
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-4A Class M1C
1-month USD LIBOR + 2.500% Floor 2.500% 10/25/2029	7.117%	157,413	158,170
CMO Series 2020-2A Class M2
1-month USD LIBOR + 6.000% Floor 6.000% 08/26/2030	10.617%	1,556,329	1,586,469
CMO Series 2020-3A Class M2
1-month USD LIBOR + 4.850% Floor 4.850% 10/25/2030	9.467%	650,000	675,881
CMO Series 2020-4A Class M2B
1-month USD LIBOR + 3.600% Floor 3.600% 06/25/2030	8.217%	202,246	202,026
Subordinated CMO Series 2019-4A Class B1
1-month USD LIBOR + 3.850% Floor 3.850% 10/25/2029	8.467%	950,000	956,047
Subordinated CMO Series 2020-4A Class B1
1-month USD LIBOR + 5.000% Floor 5.000% 06/25/2030	9.617%	800,000	823,337

6	Columbia Multi Strategy Alternatives Fund | Third Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BRAVO Residential Funding Trust(a),(g)
CMO Series 2020-NQM1 Class B1
05/25/2060	5.086%	300,000	264,325
CMO Series 2020-NQM1 Class B2
05/25/2060	5.803%	430,000	394,175
CMO Series 2021-A Class A1
10/25/2059	1.991%	2,155,578	2,012,263
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	200,000	157,264
Subordinated CMO Series 2021-NQM2 Class B2
03/25/2060	4.099%	300,000	232,482
BRAVO Residential Funding Trust(a),(b)
CMO Series 2021-HE2 Class B1
30-day Average SOFR + 2.400% 11/25/2069	5.936%	338,000	333,626
Subordinated CMO Series 2021-HE2 Class B2
30-day Average SOFR + 3.400% 11/25/2069	5.936%	353,000	348,878
BVRT Financing Trust(a),(b),(d)
CMO Series 2021-2F Class M2
30-day Average SOFR + 2.500% Floor 2.500% 01/10/2032	3.761%	117,960	118,113
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	3,000,000	3,000,000
BVRT Financing Trust(a),(b),(d),(e)
CMO Series 2021-CRT1 Class M4
1-month USD LIBOR + 3.500% Floor 3.500% 07/10/2032	3.589%	1,875,000	1,804,078
CHNGE Mortgage Trust(a),(g)
Subordinated CMO Series 2023-1 Class B1
03/25/2058	8.413%	223,000	204,893
Subordinated CMO Series 2023-1 Class B2
03/25/2058	8.413%	300,000	252,314
CIM Trust(a),(g)
CMO Series 2021-NR1 Class A1
07/25/2055	2.569%	973,379	922,815
CMO Series 2021-NR4 Class A1
10/25/2061	2.816%	481,872	447,398
COLT Mortgage Loan Trust(a),(g)
CMO Series 2020-2 Class M1
03/25/2065	5.250%	200,000	186,690
CMO Series 2021-3 Class A3
09/27/2066	1.419%	591,890	463,538
Subordinated CMO Series 2021-4 Class B1
10/25/2066	3.764%	400,000	267,659
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-3 Class B1
09/27/2066	3.059%	200,000	107,288
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class M2
1-month USD LIBOR + 2.150% 11/25/2039	6.767%	268,383	268,355
Subordinated CMO Series 2019-R01 Class 2B1
1-month USD LIBOR + 4.350% 07/25/2031	8.967%	950,000	980,902
Subordinated CMO Series 2021-R03 Class 1B2
30-day Average SOFR + 5.500% Floor 5.500% 12/25/2041	9.984%	1,200,000	1,071,666
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	10.484%	3,500,000	3,110,601
Subordinated CMO Series 2022-R02 Class 2B2
30-day Average SOFR + 7.650% 01/25/2042	12.134%	2,600,000	2,450,283
Subordinated CMO Series 2022-R04 Class 1B2
30-day Average SOFR + 9.500% 03/25/2042	13.984%	950,000	944,104
Subordinated CMO Series 2022-R07 Class 1B2
30-day Average SOFR + 12.000% 06/25/2042	16.484%	550,000	586,300
Credit Suisse Mortgage Trust(a),(g)
CMO Series 2022-JR1 Class A1
10/25/2066	4.267%	1,752,014	1,669,480
CSMC Trust(a),(g)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.456%	1,405,945	1,385,800
CMO Series 2021-JR2 Class A1
11/25/2061	2.215%	392,716	372,007
Eagle Re Ltd.(a),(b)
CMO Series 2018-1 Class M1
1-month USD LIBOR + 1.700% Floor 1.700% 11/25/2028	6.317%	1,825,512	1,824,739
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.800% 04/25/2029	6.417%	481,252	481,251
CMO Series 2019-1 Class M2
1-month USD LIBOR + 3.300% 04/25/2029	7.917%	1,500,000	1,516,665
Fannie Mae Connecticut Avenue Securities(a),(b)
Subordinated CMO Series 2021-R02 Class 2B2
30-day Average SOFR + 6.200% 11/25/2041	10.684%	1,100,000	1,007,744

Columbia Multi Strategy Alternatives Fund | Third Quarter Report 2023	7

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac STACR(b)
CMO Series 2020-CS02 Class M4
1-month USD LIBOR + 0.000% 06/25/2033	4.506%	3,100,000	2,763,158
Freddie Mac STACR(a),(b)
Subordinated CMO Series 2019-HQA3 Class B1
1-month USD LIBOR + 3.000% 09/25/2049	7.617%	1,250,000	1,257,108
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2022-HQA1 Class M2
30-day Average SOFR + 5.250% 03/25/2042	9.734%	800,000	802,429
Subordinated CMO Series 2020-DNA4 Class B1
1-month USD LIBOR + 6.000% 08/25/2050	10.617%	1,523,645	1,633,586
Subordinated CMO Series 2020-DNA6 Class B2
30-day Average SOFR + 5.650% 12/25/2050	10.134%	1,000,000	931,757
Subordinated CMO Series 2020-HQA1 Class B1
1-month USD LIBOR + 2.350% 01/25/2050	6.967%	1,942,000	1,864,103
Subordinated CMO Series 2020-HQA3 Class B1
1-month USD LIBOR + 5.750% 07/25/2050	10.367%	966,789	1,037,811
Subordinated CMO Series 2020-HQA4 Class B1
1-month USD LIBOR + 5.250% 09/25/2050	9.867%	2,374,386	2,518,249
Subordinated CMO Series 2021-DNA1 Class B2
30-day Average SOFR + 4.750% 01/25/2051	9.234%	1,750,000	1,451,651
Subordinated CMO Series 2021-DNA5 Class B2
30-day Average SOFR + 5.500% 01/25/2034	9.984%	3,250,000	2,729,363
Subordinated CMO Series 2021-DNA6 Class B2
30-day Average SOFR + 7.500% 10/25/2041	7.500%	900,000	824,041
Subordinated CMO Series 2022-DNA1 Class B2
30-day Average SOFR + 7.100% 01/25/2042	11.584%	1,650,000	1,470,071
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	6.634%	718,341	720,586
Freddie Mac STACR Trust(a),(b)
Subordinated CMO Series 2019-HQA2 Class B1
1-month USD LIBOR + 4.100% 04/25/2049	8.717%	1,500,000	1,549,328
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b),(d),(e)
CMO Series 2019-CS02 Class M2
1-month USD LIBOR + 0.000% 02/25/2032	4.506%	6,000,000	5,668,125
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2020-CS02 Class M3
1-month USD LIBOR + 0.000% 06/25/2033	4.506%	3,000,000	2,903,547
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
Subordinated CMO Series 2020-DNA3 Class B1
1-month USD LIBOR + 5.100% 06/25/2050	9.717%	1,557,871	1,649,371
Subordinated CMO Series 2020-HQA5 Class B2
30-day Average SOFR + 7.400% 11/25/2050	11.884%	1,800,000	1,729,046
Subordinated CMO Series 2021-DNA7 Class B2
30-day Average SOFR + 7.800% 11/25/2041	12.110%	2,950,000	2,705,376
Subordinated CMO Series 2022-DNA2 Class B2
30-day Average SOFR + 8.500% 02/25/2042	12.984%	1,560,000	1,457,066
GCAT Trust(a),(g)
CMO Series 2019-NQM3 Class M1
11/25/2059	3.450%	600,000	482,254
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	7.210%	2,000,000	1,921,583
Subordinated CMO Series 2021-3 Class B1
30-day Average SOFR + 4.950% Floor 4.950% 02/25/2034	9.260%	500,000	467,249
Glebe Funding Trust (The)(a),(d)
CMO Series 2021-1 Class PT
10/27/2023	3.000%	655,029	600,989
Home Re Ltd.(a),(b)
CMO Series 2018-1 Class M2
1-month USD LIBOR + 3.000% 10/25/2028	7.617%	553,454	559,158
CMO Series 2020-1 Class M1C
1-month USD LIBOR + 4.150% Floor 4.150% 10/25/2030	8.767%	51,764	51,968
CMO Series 2020-1 Class M2
1-month USD LIBOR + 5.250% Floor 5.250% 10/25/2030	9.867%	1,200,000	1,214,968
Homeward Opportunities Fund I Trust(a),(g)
Subordinated CMO Series 2020-2 Class B1
05/25/2065	5.450%	250,000	224,482
Homeward Opportunities Fund Trust(a),(g)
CMO Series 2020-BPL1 Class A2
08/25/2025	5.438%	582,345	575,384

8	Columbia Multi Strategy Alternatives Fund | Third Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Imperial Fund Mortgage Trust(a),(g)
Subordinated CMO Series 2021-NQM3 Class B1
11/25/2056	4.184%	500,000	332,010
Legacy Mortgage Asset Trust(a),(g)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	394,364	358,987
CMO Series 2021-SL2 Class A
10/25/2068	1.875%	710,872	637,025
Loan Revolving Advance Investment Trust(a),(b),(d),(e)
CMO Series 2021-2 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 06/30/2023	7.328%	22,740	22,740
loanDepot GMSR Master Trust(a),(b)
Series 2018-GT1 Class A
1-month USD LIBOR + 2.800% Floor 2.800% 10/16/2023	7.390%	850,000	723,600
Mortgage Acquisition Trust I LLC(a),(d)
CMO Series 2021-1 Class PT
11/29/2023	3.500%	580,621	530,542
New Residential Mortgage Loan Trust(a),(g)
CMO Series 2022-NQM2 Class A2
03/27/2062	3.699%	2,570,000	2,017,224
Oaktown Re II Ltd.(a),(b)
Subordinated CMO Series 2018-1A Class M2
1-month USD LIBOR + 2.850% 07/25/2028	7.467%	3,017,857	3,023,637
Oaktown Re V Ltd.(a),(b)
CMO Series 2020-2A Class M2
1-month USD LIBOR + 5.250% Floor 5.250% 10/25/2030	9.867%	1,000,000	1,020,909
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M2
30-day Average SOFR + 3.950% Floor 3.950% 10/25/2033	8.434%	500,000	486,006
PMT Credit Risk Transfer Trust(a),(b)
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	7.267%	701,609	697,767
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-FT1 Class A
1-month USD LIBOR + 2.350% 04/25/2023	6.967%	500,000	493,339
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2025	7.467%	2,750,000	2,740,847
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	7.267%	4,250,000	4,169,785
Point Securitization Trust(a),(g)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	950,216	900,188
Preston Ridge Partners Mortgage(a),(g)
CMO Series 2021-2 Class A2
03/25/2026	3.770%	1,000,000	873,876
CMO Series 2021-4 Class A2
04/25/2026	3.474%	400,000	340,608
Preston Ridge Partners Mortgage LLC(a),(g)
CMO Series 2020-6 Class A2
11/25/2025	4.703%	200,000	174,354
Preston Ridge Partners Mortgage Trust(a),(g)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	681,307	647,665
CMO Series 2021-1 Class A2
01/25/2026	3.720%	3,250,000	2,822,817
CMO Series 2021-10 Class A1
10/25/2026	2.487%	899,233	823,729
CMO Series 2021-3 Class A1
04/25/2026	1.867%	675,364	620,750
CMO Series 2021-5 Class A2
06/25/2026	3.721%	700,000	582,548
CMO Series 2021-7 Class A1
08/25/2026	1.867%	1,242,890	1,147,508
Pretium Mortgage Credit Partners(a),(g)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	784,565	721,532
Pretium Mortgage Credit Partners LLC(a),(g)
CMO Series 2021-NPL6 Class A2
07/25/2051	5.071%	400,000	353,178
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	425,149	385,109
PRKCM Trust(a),(g)
CMO Series 2021-AFC1 Class M1
08/25/2056	3.114%	2,000,000	1,194,806
PRPM Trust(a),(g)
CMO Series 2023-NQM1 Class M1
01/25/2068	6.410%	1,780,000	1,612,386
Subordinated CMO Series 2023-NQM1 Class B1
01/25/2068	6.410%	300,000	258,726
Residential Mortgage Loan Trust(a),(g)
CMO Series 2019-3 Class M1
09/25/2059	3.257%	700,000	657,475

Columbia Multi Strategy Alternatives Fund | Third Quarter Report 2023	9

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Stanwich Mortgage Loan Co. LLC(a),(g)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	1,832,072	1,611,006
Starwood Mortgage Residential Trust(a),(g)
CMO Series 2020-3 Class B1
04/25/2065	4.750%	250,000	190,303
CMO Series 2021-3 Class A1
06/25/2056	1.127%	329,555	266,500
Stonnington Mortgage Trust(a),(d),(e),(g)
CMO Series 2020-1 Class A
07/28/2024	3.500%	201,670	198,645
Toorak Mortgage Corp., Ltd.(a),(d),(e),(g)
CMO Series 2020-1 Class M1
03/25/2023	5.000%	1,400,000	1,384,221
Toorak Mortgage Corp., Ltd.(a),(g)
CMO Series 2021-1 Class A1
06/25/2024	2.240%	800,000	756,844
Triangle Re Ltd.(a),(b)
Subordinated CMO Series 2021-1 Class B1
1-month USD LIBOR + 4.500% Floor 4.500% 08/25/2033	9.117%	1,500,000	1,514,392
Subordinated CMO Series 2021-2 Class B1
1-month USD LIBOR + 7.500% Floor 7.500% 10/25/2033	12.117%	650,000	643,010
VCAT Asset Securitization LLC(a),(g)
CMO Series 2021-NPL3 Class A2
05/25/2051	3.967%	300,000	249,161
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	918,978	841,269
Vericrest Opportunity Loan Transferee(a),(g)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	670,752	640,709
Verus Securitization Trust(a)
CMO Series 2020-INV1 Class M1
03/25/2060	5.500%	550,000	534,817
CMO Series 2021-R2 Class M1
02/25/2064	2.244%	500,000	372,880
Subordinated CMO Series 2020-INV1 Class B1
03/25/2060	5.750%	150,000	135,734
Subordinated CMO Series 2020-INV1 Class B2
03/25/2060	6.000%	150,000	135,942
Verus Securitization Trust(a),(g)
CMO Series 2020-NPL1 Class A2
08/25/2050	5.682%	1,007,869	1,000,061
CMO Series 2023-1 Class M1
12/25/2067	7.007%	2,500,000	2,368,398
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-INV1 Class M1
02/25/2068	7.656%	800,000	781,419
Subordinated CMO Series 2019-4 Class B1
11/25/2059	3.860%	500,000	401,716
Subordinated CMO Series 2020-4 Class B1
05/25/2065	5.046%	150,000	121,847
Subordinated CMO Series 2020-4 Class B2
05/25/2065	5.600%	327,000	249,094
Subordinated CMO Series 2023-1 Class B1
12/25/2067	7.007%	1,750,000	1,553,333
Subordinated CMO Series 2023-INV1 Class B1
02/25/2068	7.656%	450,000	417,047
Subordinated Series 2021-5 Class B1
09/25/2066	3.037%	300,000	174,215
Subordinated Series 2021-5 Class B2
09/25/2066	3.941%	250,000	142,943
Visio Trust(a),(g)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	200,000	175,088
Subordinated CMO Series 2019-2 Class B1
11/25/2054	3.910%	100,000	83,464
Vista Point Securitization Trust(a),(g)
Subordinated CMO Series 2020-1 Class B1
03/25/2065	5.375%	800,000	740,156
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $137,139,398)			131,955,397

Treasury Bills 19.9%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 19.9%
U.S. Treasury Bills(i)
07/13/2023	4.850%	89,000,000	87,430,576
U.S. Treasury Bills
11/02/2023	4.920%	70,000,000	67,742,449
Total			155,173,025
Total Treasury Bills (Cost $155,796,797)			155,173,025

Options Purchased Calls 0.4%
Value ($)
(Cost $8,141,636)	3,433,233

10	Columbia Multi Strategy Alternatives Fund | Third Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2023 (Unaudited)
Money Market Funds 38.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.748%(j),(k)	300,543,793	300,423,576
Total Money Market Funds (Cost $300,427,045)		300,423,576
Total Investments in Securities (Cost: $942,392,383)		908,554,831
Other Assets & Liabilities, Net		(127,601,847)
Net Assets		780,952,984
At February 28, 2023, securities and/or cash totaling $98,515,545 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
85,442,000 AUD	59,325,510 USD	Barclays	03/29/2023	1,770,839	—
5,791,000 AUD	3,894,795 USD	Barclays	03/29/2023	—	(6,086)
604,185,000 NOK	58,429,558 USD	Barclays	03/29/2023	162,490	—
59,749,598 USD	604,185,000 NOK	Barclays	03/29/2023	—	(1,482,530)
74,885,500 AUD	51,612,279 USD	Citi	03/15/2023	1,196,190	—
1,576,000 AUD	1,050,852 USD	Citi	03/15/2023	—	(10,178)
67,490,833 BRL	12,970,879 USD	Citi	03/15/2023	114,113	—
20,484,833 BRL	3,845,521 USD	Citi	03/15/2023	—	(56,767)
45,118,000 CAD	33,417,539 USD	Citi	03/15/2023	347,851	—
5,460,000 CAD	3,999,386 USD	Citi	03/15/2023	—	(2,576)
56,040,572 CHF	60,448,363 USD	Citi	03/15/2023	856,903	—
12,330,428 CHF	13,044,403 USD	Citi	03/15/2023	—	(67,315)
2,000,000,000 CLP	2,451,457 USD	Citi	03/15/2023	39,419	—
4,500,000,000 CLP	5,060,279 USD	Citi	03/15/2023	—	(366,806)
84,353,000 CNH	12,396,921 USD	Citi	03/15/2023	248,958	—
42,492,000 CNH	5,950,689 USD	Citi	03/15/2023	—	(168,728)
17,701,200,400 COP	3,693,362 USD	Citi	03/15/2023	60,651	—
22,701,200,400 COP	4,593,942 USD	Citi	03/15/2023	—	(64,889)
223,852,000 CZK	9,518,630 USD	Citi	03/15/2023	—	(549,824)
72,917,250 EUR	78,116,074 USD	Citi	03/15/2023	927,356	—
14,024,750 EUR	14,707,922 USD	Citi	03/15/2023	—	(138,393)
39,684,000 GBP	48,324,619 USD	Citi	03/15/2023	578,682	—
4,949,000 GBP	5,945,754 USD	Citi	03/15/2023	—	(8,652)
66,113,203,500 IDR	4,347,888 USD	Citi	03/15/2023	13,903	—
78,528,300,875 IDR	5,021,869 USD	Citi	03/15/2023	—	(125,975)
22,934,000 ILS	6,682,310 USD	Citi	03/15/2023	402,186	—
220,733,750 INR	2,678,751 USD	Citi	03/15/2023	11,230	—
794,402,500 INR	9,579,267 USD	Citi	03/15/2023	—	(20,921)
5,320,847,500 JPY	40,226,571 USD	Citi	03/15/2023	1,071,157	—
2,470,847,500 JPY	17,949,106 USD	Citi	03/15/2023	—	(233,534)
29,776,608,750 KRW	23,338,560 USD	Citi	03/15/2023	808,208	—
3,114,866,500 KRW	2,312,212 USD	Citi	03/15/2023	—	(44,639)
396,513,000 MXN	20,662,682 USD	Citi	03/15/2023	—	(952,414)
336,154,250 NOK	33,450,388 USD	Citi	03/15/2023	1,057,161	—
45,836,250 NZD	28,834,464 USD	Citi	03/15/2023	493,315	—
7,226,750 NZD	4,452,479 USD	Citi	03/15/2023	—	(15,914)
314,448,000 PHP	5,539,363 USD	Citi	03/15/2023	—	(134,603)
33,340,000 PLN	7,577,884 USD	Citi	03/15/2023	90,592	—
17,167,000 PLN	3,814,536 USD	Citi	03/15/2023	—	(40,724)
Columbia Multi Strategy Alternatives Fund | Third Quarter Report 2023	11

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2023 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
136,000,000 SEK	13,127,942 USD	Citi	03/15/2023	126,539	—
360,134,000 SEK	34,194,467 USD	Citi	03/15/2023	—	(233,822)
3,690,500 SGD	2,761,409 USD	Citi	03/15/2023	23,621	—
2,312,500 SGD	1,687,861 USD	Citi	03/15/2023	—	(27,661)
153,651,750 TWD	5,080,810 USD	Citi	03/15/2023	51,051	—
60,217,250 TWD	1,963,968 USD	Citi	03/15/2023	—	(7,231)
22,660,983 USD	33,831,999 AUD	Citi	03/15/2023	116,151	—
38,469,392 USD	56,111,001 AUD	Citi	03/15/2023	—	(693,091)
13,359,906 USD	71,841,332 BRL	Citi	03/15/2023	325,614	—
5,180,923 USD	26,660,000 BRL	Citi	03/15/2023	—	(102,287)
37,634,533 USD	50,578,000 CAD	Citi	03/15/2023	—	(562,883)
18,006 USD	17,000 CHF	Citi	03/15/2023	71	—
60,807,975 USD	56,303,500 CHF	Citi	03/15/2023	—	(936,928)
4,494,817 USD	4,106,545,375 CLP	Citi	03/15/2023	457,755	—
2,907,965 USD	2,365,818,250 CLP	Citi	03/15/2023	—	(54,744)
466,858 USD	3,268,000 CNH	Citi	03/15/2023	3,778	—
18,154,753 USD	123,577,000 CNH	Citi	03/15/2023	—	(358,009)
3,309,003 USD	16,270,668,000 COP	Citi	03/15/2023	30,128	—
6,403,853 USD	30,400,000,000 COP	Citi	03/15/2023	—	(165,043)
4,593,028 USD	103,157,500 CZK	Citi	03/15/2023	46,808	—
4,199,011 USD	92,231,500 CZK	Citi	03/15/2023	—	(50,606)
36,735,576 USD	35,119,750 EUR	Citi	03/15/2023	441,477	—
69,075,534 USD	64,320,250 EUR	Citi	03/15/2023	—	(987,425)
5,348,054 USD	4,495,000 GBP	Citi	03/15/2023	60,120	—
50,221,500 USD	40,908,000 GBP	Citi	03/15/2023	—	(1,002,903)
6,817,624 USD	107,226,407,000 IDR	Citi	03/15/2023	211,495	—
5,773,243 USD	87,000,000,000 IDR	Citi	03/15/2023	—	(70,045)
3,064,275 USD	11,263,000 ILS	Citi	03/15/2023	19,925	—
1,701,347 USD	6,039,500 ILS	Citi	03/15/2023	—	(47,523)
2,847,612 USD	235,962,859 INR	Citi	03/15/2023	3,949	—
10,604,873 USD	869,907,141 INR	Citi	03/15/2023	—	(92,228)
7,757,867 USD	1,058,961,875 JPY	Citi	03/15/2023	34,893	—
40,395,525 USD	5,355,847,500 JPY	Citi	03/15/2023	—	(982,550)
1,659,546 USD	2,235,669,750 KRW	Citi	03/15/2023	32,065	—
20,468,210 USD	26,526,608,750 KRW	Citi	03/15/2023	—	(396,958)
20,258,104 USD	396,513,000 MXN	Citi	03/15/2023	1,356,991	—
37,090,057 USD	368,539,000 NOK	Citi	03/15/2023	—	(1,576,101)
9,594,215 USD	15,609,000 NZD	Citi	03/15/2023	57,033	—
23,999,246 USD	37,454,000 NZD	Citi	03/15/2023	—	(840,950)
1,416,858 USD	80,000,000 PHP	Citi	03/15/2023	26,679	—
3,613,901 USD	199,030,000 PHP	Citi	03/15/2023	—	(22,561)
10,323,849 USD	46,757,000 PLN	Citi	03/15/2023	176,551	—
843,721 USD	3,750,000 PLN	Citi	03/15/2023	—	(1,569)
4,072,254 USD	43,000,000 SEK	Citi	03/15/2023	38,484	—
34,624,789 USD	357,567,000 SEK	Citi	03/15/2023	—	(441,902)
2,946,584 USD	4,051,000 SGD	Citi	03/15/2023	58,640	—
1,456,989 USD	1,952,000 SGD	Citi	03/15/2023	—	(8,902)
32,568 USD	1,000,000 TWD	Citi	03/15/2023	167	—
4,560,961 USD	138,293,125 TWD	Citi	03/15/2023	—	(33,963)
14,572,039 USD	252,756,000 ZAR	Citi	03/15/2023	—	(825,394)
191,033,500 ZAR	10,870,337 USD	Citi	03/15/2023	480,595	—
24,689,000 ZAR	1,338,965 USD	Citi	03/15/2023	—	(3,796)
470,000,000 HUF	1,312,627 USD	Citi	03/16/2023	5,411	—
3,454,561,000 HUF	9,348,113 USD	Citi	03/16/2023	—	(260,095)
9,237,065 USD	3,554,561,000 HUF	Citi	03/16/2023	649,275	—
1,031,889 USD	370,000,000 HUF	Citi	03/16/2023	—	(2,804)
50,615,153 USD	45,892,000 CHF	Citi	03/17/2023	—	(1,803,851)
8,349,307,000 JPY	63,137,888 USD	Citi	03/29/2023	1,567,885	—
12	Columbia Multi Strategy Alternatives Fund | Third Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2023 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
61,380,917 USD	51,035,000 GBP	Citi	03/29/2023	38,685	—
61,443,572 USD	639,958,000 SEK	Citi	03/29/2023	—	(216,740)
11,398,000 BRL	2,143,583 USD	Citi	06/21/2023	12,246	—
28,253,000 CAD	20,830,082 USD	Citi	06/21/2023	91,045	—
39,126,250 CHF	42,650,161 USD	Citi	06/21/2023	598,028	—
6,025,250 CHF	6,475,419 USD	Citi	06/21/2023	—	(402)
1,100,000,000 COP	224,288 USD	Citi	06/21/2023	3,206	—
4,500,000,000 COP	891,797 USD	Citi	06/21/2023	—	(12,631)
14,231,500 CZK	639,838 USD	Citi	06/21/2023	2,963	—
71,157,500 CZK	3,171,386 USD	Citi	06/21/2023	—	(12,989)
12,059,000 EUR	12,958,862 USD	Citi	06/21/2023	121,345	—
2,034,000 EUR	2,160,915 USD	Citi	06/21/2023	—	(4,398)
260,000,000 HUF	695,478 USD	Citi	06/21/2023	—	(7,364)
7,402,500 ILS	2,092,308 USD	Citi	06/21/2023	56,361	—
14,012,000 ILS	3,826,880 USD	Citi	06/21/2023	—	(26,910)
130,000,000 INR	1,557,023 USD	Citi	06/21/2023	—	(4,128)
3,196,885,625 JPY	24,187,390 USD	Citi	06/21/2023	312,562	—
1,287,923,750 JPY	9,611,520 USD	Citi	06/21/2023	—	(6,890)
16,419,599,500 KRW	12,635,299 USD	Citi	06/21/2023	138,341	—
26,000,000 MXN	1,380,338 USD	Citi	06/21/2023	—	(10,328)
32,738,000 NZD	20,153,364 USD	Citi	06/21/2023	—	(87,733)
89,030,000 PHP	1,610,274 USD	Citi	06/21/2023	9,986	—
1,099,000 PLN	245,598 USD	Citi	06/21/2023	351	—
27,306,000 PLN	6,051,163 USD	Citi	06/21/2023	—	(42,290)
95,567,000 SEK	9,292,545 USD	Citi	06/21/2023	110,784	—
124,293,125 TWD	4,148,364 USD	Citi	06/21/2023	53,323	—
2,091,279 USD	3,098,000 AUD	Citi	06/21/2023	1,534	—
35,634,603 USD	51,706,500 AUD	Citi	06/21/2023	—	(704,950)
979,056 USD	5,262,833 BRL	Citi	06/21/2023	5,053	—
987,601 USD	5,262,833 BRL	Citi	06/21/2023	—	(3,492)
3,335,119 USD	4,530,000 CAD	Citi	06/21/2023	—	(9,885)
1,170,609 USD	1,086,000 CHF	Citi	06/21/2023	—	(3,397)
930,950 USD	4,701,200,400 COP	Citi	06/21/2023	13,916	—
950,239 USD	4,701,200,400 COP	Citi	06/21/2023	—	(5,373)
1,964,384 USD	44,000,000 CZK	Citi	06/21/2023	4,663	—
986,496 USD	22,000,000 CZK	Citi	06/21/2023	—	(1,973)
13,716,222 USD	12,912,000 EUR	Citi	06/21/2023	29,364	—
34,170,569 USD	31,868,000 EUR	Citi	06/21/2023	—	(245,202)
9,172,089 USD	7,651,000 GBP	Citi	06/21/2023	51,977	—
7,495,966 USD	6,187,000 GBP	Citi	06/21/2023	—	(36,903)
6,453,278 USD	2,414,561,000 HUF	Citi	06/21/2023	73,859	—
839,636 USD	310,000,000 HUF	Citi	06/21/2023	—	(1,631)
1,079,304 USD	16,528,300,875 IDR	Citi	06/21/2023	2,341	—
4,473,498 USD	68,113,203,500 IDR	Citi	06/21/2023	—	(16,034)
7,612,036 USD	635,136,250 INR	Citi	06/21/2023	15,224	—
74,594 USD	10,000,000 JPY	Citi	06/21/2023	87	—
947,884 USD	1,232,009,250 KRW	Citi	06/21/2023	—	(10,202)
7,584,296 USD	142,513,000 MXN	Citi	06/21/2023	38,321	—
9,447,142 USD	97,154,250 NOK	Citi	06/21/2023	—	(37,352)
2,660,258 USD	4,328,000 NZD	Citi	06/21/2023	15,638	—
1,235,626 USD	5,588,000 PLN	Citi	06/21/2023	11,361	—
302,046 USD	406,500 SGD	Citi	06/21/2023	478	—
304,442 USD	406,500 SGD	Citi	06/21/2023	—	(1,917)
1,328,515 USD	24,689,000 ZAR	Citi	06/21/2023	3,425	—
2,226,898 USD	41,033,500 ZAR	Citi	06/21/2023	—	(13,192)
10,000,000 ZAR	550,439 USD	Citi	06/21/2023	10,952	—
12,000,000 ZAR	647,134 USD	Citi	06/21/2023	—	(251)
2,565,818,250 CLP	3,194,279 USD	Citi	06/22/2023	139,049	—
Columbia Multi Strategy Alternatives Fund | Third Quarter Report 2023	13

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2023 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
27,636,375 CLP	32,877 USD	Citi	06/22/2023	—	(31)
372,526 USD	300,000,000 CLP	Citi	06/22/2023	—	(15,304)
34,800,000 EUR	38,237,614 USD	Goldman Sachs International	03/17/2023	1,394,332	—
57,482,000 CHF	62,502,046 USD	Goldman Sachs International	03/29/2023	1,277,379	—
20,100,000 AUD	13,993,186 USD	Morgan Stanley	03/15/2023	461,015	—
34,175,000 BRL	6,513,991 USD	Morgan Stanley	03/15/2023	3,773	—
28,650,000 BRL	5,435,401 USD	Morgan Stanley	03/15/2023	—	(22,323)
39,000,000 CHF	42,544,687 USD	Morgan Stanley	03/15/2023	1,073,538	—
29,800,000 EUR	31,913,595 USD	Morgan Stanley	03/15/2023	367,921	—
24,550,000 GBP	30,471,324 USD	Morgan Stanley	03/15/2023	933,909	—
495,920,000 INR	5,964,161 USD	Morgan Stanley	03/15/2023	—	(28,928)
3,195,000,000 JPY	24,755,328 USD	Morgan Stanley	03/15/2023	1,243,745	—
33,396,985,000 KRW	25,902,330 USD	Morgan Stanley	03/15/2023	632,635	—
246,095,000 MXN	12,957,483 USD	Morgan Stanley	03/15/2023	—	(457,883)
199,000,000 NOK	20,150,718 USD	Morgan Stanley	03/15/2023	974,247	—
20,685,000 PLN	4,662,774 USD	Morgan Stanley	03/15/2023	17,464	—
56,745,000 PLN	12,626,836 USD	Morgan Stanley	03/15/2023	—	(116,608)
205,250,000 SEK	20,118,371 USD	Morgan Stanley	03/15/2023	496,768	—
116,395,000 TRY	5,967,138 USD	Morgan Stanley	03/15/2023	—	(153,925)
9,499,589 USD	13,800,000 AUD	Morgan Stanley	03/15/2023	—	(208,845)
6,284,369 USD	33,370,000 BRL	Morgan Stanley	03/15/2023	72,498	—
40,454,619 USD	54,600,000 CAD	Morgan Stanley	03/15/2023	—	(435,004)
3,767,353 USD	3,450,000 CHF	Morgan Stanley	03/15/2023	—	(98,751)
43,171,558 USD	39,750,000 EUR	Morgan Stanley	03/15/2023	—	(1,093,016)
19,649,453 USD	1,616,835,000 INR	Morgan Stanley	03/15/2023	—	(110,342)
19,585,014 USD	2,615,000,000 JPY	Morgan Stanley	03/15/2023	—	(341,574)
8,013,113 USD	10,250,855,000 KRW	Morgan Stanley	03/15/2023	—	(256,845)
13,011,260 USD	261,185,000 MXN	Morgan Stanley	03/15/2023	1,226,706	—
42,503,926 USD	413,500,000 NOK	Morgan Stanley	03/15/2023	—	(2,657,340)
33,372,443 USD	51,700,000 NZD	Morgan Stanley	03/15/2023	—	(1,405,661)
5,291,235 USD	23,315,000 PLN	Morgan Stanley	03/15/2023	—	(55,295)
6,089,197 USD	116,395,000 TRY	Morgan Stanley	03/15/2023	31,866	—
20,022,995 USD	351,865,000 ZAR	Morgan Stanley	03/15/2023	—	(886,107)
3,337,522 USD	5,417,000 NZD	UBS	03/29/2023	11,955	—
59,674,225 USD	94,201,000 NZD	UBS	03/29/2023	—	(1,427,203)
Total				28,840,574	(28,380,835)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	4	03/2023	JPY	58,676,000	1,655	—
Australian 10-Year Bond	89	03/2023	AUD	10,471,760	46,954	—
Australian 10-Year Bond	167	03/2023	AUD	19,649,258	—	(56,793)
Australian 10-Year Bond	346	03/2023	AUD	40,710,440	—	(806,321)
Bist 30 Index	2,504	04/2023	TRY	147,804,860	242,809	—
Coffee	9	05/2023	USD	628,763	33,536	—
Corn	39	05/2023	USD	1,228,988	—	(87,376)
Cotton	168	05/2023	USD	7,058,520	—	(168,301)
Euro STOXX 50 Index	99	03/2023	EUR	4,204,530	15,895	—
Euro-Bund	180	03/2023	EUR	23,923,800	—	(1,277,980)
Euro-Bund	2	06/2023	EUR	263,900	367	—
Euro-OAT	94	03/2023	EUR	12,003,800	—	(158,687)
Euro-OAT	83	03/2023	EUR	10,599,100	—	(765,447)
FTSE 100 Index	160	03/2023	GBP	12,578,400	80,866	—
FTSE 100 Index	95	03/2023	GBP	7,468,425	7,731	—
FTSE China A50 Index	874	03/2023	USD	11,659,160	—	(249,658)
FTSE Taiwan Index	119	03/2023	USD	6,431,950	—	(19,623)
14	Columbia Multi Strategy Alternatives Fund | Third Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2023 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE/JSE Top 40 Index	106	03/2023	ZAR	76,006,240	—	(87,938)
FTSE/JSE Top 40 Index	107	03/2023	ZAR	76,723,280	—	(144,945)
FTSE/MIB Index	162	03/2023	EUR	22,283,100	2,655,842	—
FTSE/MIB Index	123	03/2023	EUR	16,918,650	1,887,519	—
IBEX 35 Index	38	03/2023	EUR	3,576,788	46,982	—
Japanese 10-Year Government Bond	23	03/2023	JPY	3,372,950,000	—	(112,419)
Japanese 10-Year Government Bond	117	03/2023	JPY	17,158,050,000	—	(1,076,185)
Lean Hogs	162	04/2023	USD	5,519,340	—	(43,148)
Long Gilt	472	06/2023	GBP	47,181,120	—	(446,087)
MSCI Emerging Markets Index	507	03/2023	USD	24,409,515	—	(499,722)
Natural Gas	235	03/2023	USD	6,455,450	505,346	—
RBOB Gasoline	19	03/2023	USD	2,108,316	11,181	—
S&P/TSX 60 Index	80	03/2023	CAD	19,465,600	182,391	—
S&P/TSX 60 Index	13	03/2023	CAD	3,163,160	—	(12,845)
SGX CNX Nifty Index	226	03/2023	USD	7,864,348	—	(282,737)
Soybean	1	05/2023	USD	73,950	—	(2,785)
Soybean	38	05/2023	USD	2,810,100	—	(80,385)
Soybean Oil	119	05/2023	USD	4,286,856	—	(150,285)
SPI 200 Index	448	03/2023	AUD	80,617,600	544,967	—
SPI 200 Index	113	03/2023	AUD	20,334,350	107,933	—
SPI 200 Index	2	03/2023	AUD	359,900	—	(8,362)
TOPIX Index	319	03/2023	JPY	6,364,050,000	1,101,224	—
U.S. Treasury 10-Year Note	224	06/2023	USD	25,011,000	20,630	—
U.S. Treasury Ultra Bond	90	06/2023	USD	12,155,625	—	(60,089)
Zinc	101	03/2023	USD	7,609,088	—	(832,133)
Total					7,493,828	(7,430,251)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Amsterdam Index	(109)	03/2023	EUR	(16,434,584)	229,407	—
Australian 3-Year Bond	(190)	03/2023	AUD	(20,280,216)	92,570	—
Brent Crude	(38)	03/2023	USD	(3,171,100)	48,014	—
CAC40 Index	(47)	03/2023	EUR	(3,420,190)	—	(3,823)
CAC40 Index	(47)	03/2023	EUR	(3,420,190)	—	(22,527)
Canadian Government 10-Year Bond	(298)	06/2023	CAD	(36,201,040)	78,742	—
Canadian Government 10-Year Bond	(1,182)	06/2023	CAD	(143,589,360)	—	(289,279)
Copper	(6)	03/2023	USD	(1,343,850)	278	—
Copper	(39)	05/2023	USD	(3,987,263)	11,592	—
Copper	(20)	06/2023	USD	(4,481,500)	—	(15,245)
Corn	(154)	05/2023	USD	(4,852,925)	343,200	—
DAX Index	(2)	03/2023	EUR	(770,300)	1,912	—
DAX Index	(49)	03/2023	EUR	(18,872,350)	—	(1,005,883)
DJIA Index E-mini	(28)	03/2023	USD	(4,575,480)	142,086	—
Euro STOXX 50 Index	(56)	03/2023	EUR	(2,378,320)	—	(178,731)
Euro STOXX 50 Index	(330)	03/2023	EUR	(14,015,100)	—	(1,161,466)
Euro-Bobl	(58)	03/2023	EUR	(6,680,440)	130,688	—
Euro-BTP	(39)	03/2023	EUR	(4,394,910)	147,022	—
Euro-Bund	(260)	03/2023	EUR	(34,556,600)	1,967,168	—
Euro-Buxl 30-Year	(6)	03/2023	EUR	(805,680)	86,167	—
Euro-OAT	(18)	03/2023	EUR	(2,298,600)	47,723	—
Euro-Schatz	(410)	03/2023	EUR	(43,041,800)	317,132	—
Euro-Schatz	(207)	06/2023	EUR	(21,698,775)	8,437	—
FTSE 100 Index	(326)	03/2023	GBP	(25,628,490)	—	(1,139,834)
FTSE Taiwan Index	(255)	03/2023	USD	(13,782,750)	28,227	—
Gold 100 oz.	(18)	04/2023	USD	(3,306,060)	185,087	—
Gold 100 oz.	(9)	04/2023	USD	(1,653,030)	66,237	—
Columbia Multi Strategy Alternatives Fund | Third Quarter Report 2023	15

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2023 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
IBEX 35 Index	(56)	03/2023	EUR	(5,271,056)	—	(61,352)
KLCI Index	(11)	03/2023	MYR	(790,900)	942	—
KOSPI 200 Index	(172)	03/2023	KRW	(13,579,400,000)	—	(109,604)
Lead	(1)	06/2023	USD	(52,678)	—	(871)
Live Cattle	(130)	04/2023	USD	(8,604,700)	—	(124,998)
Long Gilt	(46)	06/2023	GBP	(4,598,160)	64,829	—
Mexican Bolsa IPC Index	(108)	03/2023	MXN	(57,126,600)	74,969	—
Mexican Bolsa IPC Index	(1)	03/2023	MXN	(528,950)	451	—
MSCI EAFE Index	(2)	03/2023	USD	(204,660)	—	(732)
MSCI Emerging Markets Index	(33)	03/2023	USD	(1,588,785)	31,884	—
MSCI Singapore Index	(152)	03/2023	SGD	(4,463,480)	40,060	—
NASDAQ 100 Index E-mini	(20)	03/2023	USD	(4,828,900)	3,706	—
Natural Gas	(185)	03/2023	USD	(5,081,950)	—	(379,269)
Nickel	(31)	03/2023	USD	(4,579,320)	804,132	—
Nickel	(4)	06/2023	USD	(596,640)	23,652	—
Nikkei 225 Index	(7)	03/2023	JPY	(192,290,000)	—	(34,013)
NY Harbor ULSD Heat Oil	(1)	03/2023	USD	(117,835)	78	—
NY Harbor ULSD Heat Oil	(7)	03/2023	USD	(824,846)	—	(10,666)
OMXS30 Index	(310)	03/2023	SEK	(69,068,000)	47,369	—
OMXS30 Index	(15)	03/2023	SEK	(3,342,000)	966	—
Primary Aluminum	(107)	03/2023	USD	(6,251,823)	392,835	—
Primary Aluminum	(24)	03/2023	USD	(1,402,278)	38,332	—
Primary Aluminum	(78)	06/2023	USD	(4,648,800)	44,788	—
Russell 2000 Index E-mini	(53)	03/2023	USD	(5,032,615)	—	(166,902)
S&P 500 Index E-mini	(243)	03/2023	USD	(48,302,325)	294,813	—
S&P 500 Index E-mini	(159)	03/2023	USD	(31,605,225)	—	(29,715)
S&P 500 Index E-mini	(112)	03/2023	USD	(22,262,800)	—	(40,318)
S&P Mid 400 Index E-mini	(4)	03/2023	USD	(1,041,280)	—	(36,819)
S&P/TSX 60 Index	(57)	03/2023	CAD	(13,869,240)	—	(155,260)
SGX CNX Nifty Index	(46)	03/2023	USD	(1,600,708)	59,180	—
Silver	(66)	05/2023	USD	(6,953,430)	191,466	—
Silver	(5)	05/2023	USD	(526,775)	17,969	—
Soybean Meal	(8)	05/2023	USD	(373,680)	5,259	—
Soybean Oil	(4)	05/2023	USD	(144,096)	—	(580)
Sugar #11	(87)	04/2023	USD	(1,955,621)	—	(17,796)
Thai SET50 Index	(85)	03/2023	THB	(16,418,600)	9,478	—
TOPIX Index	(62)	03/2023	JPY	(1,236,900,000)	—	(36,537)
TOPIX Index	(144)	03/2023	JPY	(2,872,800,000)	—	(492,895)
U.S. Long Bond	(35)	06/2023	USD	(4,382,656)	18,919	—
U.S. Treasury 10-Year Note	(1,474)	06/2023	USD	(164,581,313)	135,544	—
U.S. Treasury 2-Year Note	(756)	06/2023	USD	(154,017,281)	335,440	—
U.S. Treasury 5-Year Note	(838)	06/2023	USD	(89,711,829)	108,173	—
U.S. Treasury Ultra Bond	(28)	06/2023	USD	(3,781,750)	8,797	—
U.S. Treasury Ultra Bond	(111)	06/2023	USD	(14,991,938)	—	(87,621)
Wheat	(126)	05/2023	USD	(4,444,650)	446,760	—
Wheat	(97)	05/2023	USD	(3,421,675)	325,109	—
WIG 20 Index	(770)	03/2023	PLN	(28,505,400)	97,541	—
WTI Crude	(23)	03/2023	USD	(1,772,150)	53,235	—
WTI Crude	(11)	03/2023	USD	(847,550)	—	(22,974)
Zinc	(12)	03/2023	USD	(904,050)	45,846	—
Zinc	(15)	06/2023	USD	(1,124,438)	11,731	—
Total					7,665,942	(5,625,710)

16	Columbia Multi Strategy Alternatives Fund | Third Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2023 (Unaudited)
Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	7,450,000	7,450,000	2.25	04/27/2023	178,800	329
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	14,160,000	14,160,000	2.50	05/12/2023	423,384	4,843
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	14,800,000	14,800,000	2.75	06/26/2023	480,630	34,312
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	5,600,000	5,600,000	2.75	07/11/2023	196,000	15,866
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	25,000,000	25,000,000	2.00	08/03/2023	421,250	11,265
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	20,000,000	20,000,000	3.50	10/27/2023	710,000	554,482
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	15,000,000	15,000,000	3.50	10/27/2023	570,000	415,861
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	12,660,000	12,660,000	3.30	11/14/2023	405,120	269,883
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	25,000,000	25,000,000	3.00	11/30/2023	768,750	332,148
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	20,000,000	20,000,000	3.00	12/01/2023	690,000	267,074
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	25,000,000	25,000,000	2.25	04/27/2023	596,250	1,105
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	14,160,000	14,160,000	2.50	05/12/2023	436,836	4,843
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	30,000,000	30,000,000	3.65	11/10/2023	1,155,000	1,064,850
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	25,000,000	25,000,000	3.00	01/10/2024	853,750	394,163
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	17,230,000	17,230,000	3.20	07/11/2023	255,866	62,209
Total							8,141,636	3,433,233

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(38,000,000)	(38,000,000)	3.30	05/03/2023	(494,000)	(1,260,582)
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	(9,200,000)	(9,200,000)	3.55	05/15/2023	(110,400)	(189,725)
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	(35,000,000)	(35,000,000)	3.50	05/15/2023	(437,500)	(802,420)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(17,420,000)	(17,420,000)	3.95	05/16/2023	(134,134)	(178,275)
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	(75,000,000)	(75,000,000)	3.95	05/16/2023	(579,375)	(767,542)
Total							(1,755,409)	(3,198,544)

Columbia Multi Strategy Alternatives Fund | Third Quarter Report 2023	17

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2023 (Unaudited)
Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 3.250%	3-Month CAD Canada Bankers’ Acceptances	Receives SemiAnnually, Pays Quarterly	Citi	03/13/2025	CAD	9,800,000	—	—	—	—	—
3-Month CAD Canada Bankers’ Acceptances	Fixed rate of 3.500%	Receives SemiAnnually, Pays Quarterly	Citi	09/18/2025	CAD	9,900,000	—	—	—	—	—
3-Month CAD Canada Bankers’ Acceptances	Fixed rate of 4.000%	Receives Quarterly, Pays SemiAnnually	JPMorgan	03/13/2025	CAD	43,900,000	313,670	—	—	313,670	—
3-Month CAD Canada Bankers’ Acceptances	Fixed rate of 3.250%	Receives Quarterly, Pays SemiAnnually	JPMorgan	03/13/2025	CAD	1,500,000	16,620	—	—	16,620	—
3-Month NZD LIBOR	Fixed rate of 5.000%	Receives Quarterly, Pays SemiAnnually	JPMorgan	06/11/2025	NZD	72,900,000	732,981	—	—	732,981	—
3-Month NZD LIBOR	Fixed rate of 4.500%	Receives Quarterly, Pays SemiAnnually	JPMorgan	06/11/2025	NZD	1,000,000	6,460	—	—	6,460	—
3-Month AUD BBSW	Fixed rate of 4.000%	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	06/12/2025	AUD	3,500,000	18,575	—	—	18,575	—
Fixed rate of 3.500%	3-Month AUD BBSW	Receives Quarterly, Pays Quarterly	JPMorgan	06/12/2025	AUD	88,400,000	(693,787)	—	—	—	(693,787)
6-Month NOK NIBOR	Fixed rate of 3.500%	Receives Annually, Pays SemiAnnually	JPMorgan	06/18/2025	NOK	61,500,000	98,286	—	—	98,286	—
6-Month NOK NIBOR	Fixed rate of 3.000%	Receives SemiAnnually, Pays Annually	JPMorgan	06/18/2025	NOK	25,000,000	34,223	—	—	34,223	—
Fixed rate of 3.500%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	JPMorgan	06/18/2025	SEK	47,000,000	(61,300)	—	—	—	(61,300)
Fixed rate of 3.000%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	JPMorgan	06/18/2025	SEK	320,200,000	(232,461)	—	—	—	(232,461)
3-Month CAD Canada Bankers’ Acceptances	Fixed rate of 3.750%	Receives Quarterly, Pays SemiAnnually	JPMorgan	06/19/2025	CAD	153,900,000	1,641,338	—	—	1,641,338	—
SONIA	Fixed rate of 4.000%	Receives Annually, Pays Annually	JPMorgan	06/21/2025	GBP	53,400,000	698,078	—	—	698,078	—
6-Month EURIBOR	Fixed rate of 2.500%	Receives SemiAnnually, Pays Annually	JPMorgan	06/21/2025	EUR	104,700,000	687,161	—	—	687,161	—
SOFR	Fixed rate of 3.250%	Receives Annually, Pays Annually	JPMorgan	06/21/2025	USD	20,100,000	232,517	—	—	232,517	—
Fixed rate of 3.750%	SOFR	Receives Annually, Pays Annually	JPMorgan	06/21/2025	USD	51,000,000	(231,976)	—	—	—	(231,976)
3-Month NZD LIBOR	Fixed rate of 5.000%	Receives Quarterly, Pays SemiAnnually	JPMorgan	09/10/2025	NZD	12,700,000	(9,845)	—	—	—	(9,845)
3-Month AUD BBSW	Fixed rate of 4.000%	Receives Quarterly, Pays Quarterly	JPMorgan	09/11/2025	AUD	13,600,000	(6,214)	—	—	—	(6,214)
6-Month NOK NIBOR	Fixed rate of 3.500%	Receives Annually, Pays SemiAnnually	JPMorgan	09/17/2025	NOK	30,600,000	714	—	—	714	—
Fixed rate of 3.500%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	JPMorgan	09/17/2025	SEK	1,200,000	46	—	—	46	—
6-Month NOK NIBOR	Fixed rate of 3.500%	Receives Annually, Pays SemiAnnually	JPMorgan	09/17/2025	NOK	154,700,000	(714)	—	—	—	(714)
Fixed rate of 3.500%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	JPMorgan	09/17/2025	SEK	133,600,000	(40,298)	—	—	—	(40,298)
18	Columbia Multi Strategy Alternatives Fund | Third Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2023 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month CAD Canada Bankers’ Acceptances	Fixed rate of 3.500%	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	09/18/2025	CAD	24,900,000	(10,358)	—	—	—	(10,358)
6-Month EURIBOR	Fixed rate of 2.750%	Receives SemiAnnually, Pays Annually	JPMorgan	09/20/2025	EUR	117,500,000	277,435	—	—	277,435	—
SONIA	Fixed rate of 4.000%	Receives Annually, Pays Annually	JPMorgan	09/20/2025	GBP	19,400,000	12,268	—	—	12,268	—
Fixed rate of 3.500%	SOFR	Receives Annually, Pays Annually	JPMorgan	09/20/2025	USD	700,000	65	—	—	65	—
SONIA	Fixed rate of 4.000%	Receives Annually, Pays Annually	JPMorgan	09/20/2025	GBP	3,600,000	(4,161)	—	—	—	(4,161)
6-Month AUD BBSW	Fixed rate of 4.000%	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	06/09/2033	AUD	7,600,000	205,124	—	—	205,124	—
3-Month SEK STIBOR	Fixed rate of 2.500%	Receives Quarterly, Pays Annually	JPMorgan	06/15/2033	SEK	81,700,000	445,384	—	—	445,384	—
Fixed rate of 3.000%	6-Month NOK NIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	06/15/2033	NOK	14,000,000	(72,234)	—	—	—	(72,234)
Fixed rate of 4.000%	3-Month NZD LIBOR	Receives SemiAnnually, Pays Quarterly	JPMorgan	06/15/2033	NZD	7,100,000	(238,251)	—	—	—	(238,251)
Fixed rate of 3.500%	3-Month CAD Canada Bankers’ Acceptances	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	06/19/2033	CAD	30,800,000	(1,160,799)	—	—	—	(1,160,799)
SONIA	Fixed rate of 3.250%	Receives Annually, Pays Annually	JPMorgan	06/21/2033	GBP	1,300,000	35,147	—	—	35,147	—
Fixed rate of 3.000%	SOFR	Receives Annually, Pays Annually	JPMorgan	06/21/2033	USD	1,800,000	5,195	—	—	5,195	—
Fixed rate of 2.500%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	06/21/2033	EUR	20,900,000	(501,906)	—	—	—	(501,906)
6-Month AUD BBSW	Fixed rate of 4.500%	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	09/08/2033	AUD	1,700,000	(3,297)	—	—	—	(3,297)
Fixed rate of 3.250%	3-Month CAD Canada Bankers’ Acceptances	Receives SemiAnnually, Pays Quarterly	JPMorgan	09/18/2033	CAD	800,000	—	—	—	—	—
SOFR	Fixed rate of 3.000%	Receives Annually, Pays Annually	JPMorgan	09/20/2033	USD	700,000	(1,377)	—	—	—	(1,377)
Fixed rate of 2.500%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	09/20/2033	EUR	13,400,000	(101,436)	—	—	—	(101,436)
3-Month SEK STIBOR	Fixed rate of 3.000%	Receives Quarterly, Pays Annually	JPMorgan	09/21/2033	SEK	66,100,000	52,144	—	—	52,144	—
Fixed rate of 3.500%	6-Month NOK NIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	09/21/2033	NOK	6,600,000	11	—	—	11	—
Fixed rate of 3.500%	6-Month NOK NIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	09/21/2033	NOK	400,000	(11)	—	—	—	(11)
3-Month NZD LIBOR	Fixed rate of 4.488%	Receives Quarterly, Pays SemiAnnually	Morgan Stanley	10/05/2032	NZD	16,000,000	54,386	—	—	54,386	—
3-Month NZD LIBOR	Fixed rate of 4.648%	Receives Quarterly, Pays SemiAnnually	Morgan Stanley	11/03/2032	NZD	7,687,000	(36,448)	—	—	—	(36,448)
Fixed rate of 2.690%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	Morgan Stanley	02/03/2033	SEK	132,000,000	(618,093)	—	—	—	(618,093)
Total							1,542,862	—	—	5,567,828	(4,024,966)

Columbia Multi Strategy Alternatives Fund | Third Quarter Report 2023	19

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2023 (Unaudited)
Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 39	Morgan Stanley	12/20/2027	5.000	Quarterly	USD	11,250,000	(669,324)	—	—	—	(669,324)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	10.437	USD	1,200,000	(248,625)	400	—	(273,725)	25,500	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	10.437	USD	2,500,000	(517,969)	833	—	(486,689)	—	(30,447)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	10.437	USD	750,000	(155,390)	250	—	(120,338)	—	(34,802)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	10.437	USD	3,500,000	(725,157)	1,167	—	(644,919)	—	(79,071)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	10.437	USD	5,000,000	(1,035,938)	1,667	—	(944,597)	—	(89,674)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	10.437	USD	2,000,000	(414,376)	667	—	(310,101)	—	(103,608)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	10.437	USD	5,000,000	(1,035,938)	1,667	—	(563,512)	—	(470,759)
Markit CMBX North America Index, Series 12 BBB-	Morgan Stanley	08/17/2061	3.000	Monthly	8.292	USD	2,500,000	(518,749)	833	—	(498,463)	—	(19,453)
Markit CMBX North America Index, Series 12 BBB-	Morgan Stanley	08/17/2061	3.000	Monthly	8.292	USD	3,000,000	(622,500)	1,000	—	(524,427)	—	(97,073)
Markit CMBX North America Index, Series 12 BBB-	Morgan Stanley	08/17/2061	3.000	Monthly	8.292	USD	3,000,000	(622,500)	1,000	—	(425,115)	—	(196,385)
Total								(5,897,142)	9,484	—	(4,791,886)	25,500	(1,121,272)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

20	Columbia Multi Strategy Alternatives Fund | Third Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2023 (Unaudited)
Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SORA minus 0.003%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	03/15/2023	SGD	1,534,210	12,716	1,357	—	—	14,073	—
ESTR minus 0.003%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	03/15/2023	EUR	318,562	12,073	224	—	—	12,297	—
1-Month SEK STIBOR minus 0.010%	Total return on MSCI Sweden Net Return SEK Index	Monthly	JPMorgan	03/15/2023	SEK	6,459,377	6,463	583	—	—	7,046	—
1-Month SEK STIBOR minus 0.010%	Total return on MSCI Sweden Net Return SEK Index	Monthly	JPMorgan	03/15/2023	SEK	6,866,726	6,871	17	—	—	6,888	—
28-Day MXN TIIE-Banxico minus 0.004%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	03/15/2023	MXN	10,676,827	3,918	2,292	—	—	6,210	—
Total return on MSCI Italy Net Return EUR Index	ESTR minus 0.003%	Monthly	JPMorgan	03/15/2023	EUR	1,042,557	4,545	(147)	—	—	4,398	—
SORA minus 0.003%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	03/15/2023	SGD	460,263	3,815	407	—	—	4,222	—
1-Month SEK STIBOR minus 0.010%	Total return on MSCI Sweden Net Return SEK Index	Monthly	JPMorgan	03/15/2023	SEK	1,862,163	1,863	5	—	—	1,868	—
Total return on MSCI Italy Net Return EUR Index	ESTR minus 0.003%	Monthly	JPMorgan	03/15/2023	EUR	1,054,622	103	—	—	—	103	—
Total return on MSCI Italy Net Return EUR Index	ESTR minus 0.003%	Monthly	JPMorgan	03/15/2023	EUR	119,915	(303)	(110)	—	—	—	(413)
1-Month SEK STIBOR minus 0.010%	Total return on MSCI Sweden Net Return SEK Index	Monthly	JPMorgan	03/15/2023	SEK	1,374,872	(681)	11	—	—	—	(670)
Total return on MSCI Italy Net Return EUR Index	ESTR minus 0.003%	Monthly	JPMorgan	03/15/2023	EUR	1,120,726	(2,828)	—	—	—	—	(2,828)
Total return on MSCI Italy Net Return EUR Index	ESTR minus 0.003%	Monthly	JPMorgan	03/15/2023	EUR	917,410	(2,315)	(840)	—	—	—	(3,155)
Total return on MSCI Italy Net Return EUR Index	ESTR minus 0.003%	Monthly	JPMorgan	03/15/2023	EUR	1,011,738	(2,553)	(927)	—	—	—	(3,480)
Total return on MSCI South Africa Net Return ZAR Index	1-Month ZAR JIBAR plus 0.008%	Monthly	JPMorgan	03/15/2023	ZAR	3,001,242	(3,866)	(426)	—	—	—	(4,292)
Columbia Multi Strategy Alternatives Fund | Third Quarter Report 2023	21

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2023 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on MSCI South Africa Net Return ZAR Index	1-Month ZAR JIBAR plus 0.008%	Monthly	JPMorgan	03/15/2023	ZAR	3,541,808	(4,562)	(560)	—	—	—	(5,122)
Total return on MSCI South Africa Net Return ZAR Index	1-Month ZAR JIBAR plus 0.008%	Monthly	JPMorgan	03/15/2023	ZAR	3,546,700	(4,568)	(561)	—	—	—	(5,129)
Total return on MSCI South Africa Net Return ZAR Index	1-Month ZAR JIBAR plus 0.008%	Monthly	JPMorgan	03/15/2023	ZAR	3,560,153	(4,586)	(563)	—	—	—	(5,149)
Total return on MSCI South Africa Net Return ZAR Index	1-Month ZAR JIBAR plus 0.008%	Monthly	JPMorgan	03/15/2023	ZAR	7,756,266	(9,990)	(1,738)	—	—	—	(11,728)
Total return on MSCI Italy Net Return EUR Index	ESTR minus 0.003%	Monthly	JPMorgan	03/15/2023	EUR	1,044,693	(12,308)	(441)	—	—	—	(12,749)
Total return on MSCI Italy Net Return EUR Index	ESTR minus 0.003%	Monthly	JPMorgan	03/15/2023	EUR	5,856,737	(14,780)	(4,127)	—	—	—	(18,907)
Total							(10,973)	(5,544)	—	—	57,105	(73,622)

Total return swap contracts on futures
Reference instrument*	Counterparty	Expiration date	Trading currency	Notional amount long(short)	Upfront payments ($)	Upfront receipts ($)	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
DTOP Index Mar 23	Goldman Sachs	03/2023	ZAR	794,760	—	—	—	(2,379)
TAIEX Index Mar 23	Goldman Sachs	03/2023	TWD	62,164,000	—	—	—	(3,298)
WIG 20 Index Mar 23	Goldman Sachs	03/2023	PLN	(1,776,960)	—	—	2,241	—
Ibovespa Index Apr 23	Morgan Stanley	04/2023	BRL	(7,430,920)	—	—	14,593	—
Ibovespa Index Apr 23	Morgan Stanley	04/2023	BRL	3,715,460	—	—	—	(23,816)
KOSPI 200 Index Mar 23	Morgan Stanley	03/2023	KRW	(12,553,050,000)	—	—	—	(233,179)
Swiss Market Index Mar 23	Morgan Stanley	03/2023	CHF	(41,666,940)	—	—	526,817	—
Total					—	—	543,651	(262,672)

*	If the notional amount of the swap contract is long and the swap contract’s value is positive (negative), the Fund will receive (pay) the total return. If the notional amount of the swap contract is short and the swap contract’s value is positive (negative), the Fund will pay (receive) the total return. Receipts and payments occur upon termination of the contract.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Month SEK STIBOR	Stockholm Interbank Offered Rate	2.949%
1-Month ZAR JIBAR	Johannesburg Interbank Average Rate	7.325%
28-Day MXN TIIE-Banxico	Interbank Equilibrium Interest Rate	11.274%
3-Month AUD BBSW	Bank Bill Swap Rate	3.563%
3-Month CAD Canada Bankers’ Acceptances	Canada Bankers’ Acceptances	4.735%
3-Month NZD LIBOR	London Interbank Offered Rate	5.150%
3-Month SEK STIBOR	Stockholm Interbank Offered Rate	3.159%
6-Month AUD BBSW	Bank Bill Swap Rate	3.950%
22	Columbia Multi Strategy Alternatives Fund | Third Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2023 (Unaudited)
Reference index and values for swap contracts as of period end (continued)
Reference index		Reference rate
6-Month EURIBOR	Euro Interbank Offered Rate	3.290%
6-Month NOK NIBOR	Norwegian Interbank Offered Rate	3.540%
ESTR	Euro Short Term Rate	2.388%
SOFR	Secured Overnight Financing Rate	4.550%
SONIA	Sterling Overnight Index Average	3.927%
SORA	Singapore Overnight Rate Average	3.450%
Notes to Consolidated Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2023, the total value of these securities amounted to $201,133,542, which represents 25.75% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of February 28, 2023.
(c)	Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of February 28, 2023 and is not reflective of the cash flow payments.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2023, the total value of these securities amounted to $13,205,124, which represents 1.69% of total net assets.
(f)	Represents a security purchased on a when-issued basis.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of February 28, 2023.
(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)	The rate shown is the seven-day current annualized yield at February 28, 2023.
(k)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.748%
	325,728,447	619,246,133	(644,588,526)	37,522	300,423,576	(34,350)	7,478,212	300,543,793
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Yuan Offshore Renminbi
COP	Colombian Peso
Columbia Multi Strategy Alternatives Fund | Third Quarter Report 2023	23

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2023 (Unaudited)
Currency Legend  (continued)
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
24	Columbia Multi Strategy Alternatives Fund | Third Quarter Report 2023

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3QT259_05_N01_(04/23)